Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Registrant Name	dei_EntityRegistrantName	VIRTUS INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000867297
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 23, 2023
Document Effective Date	dei_DocumentEffectiveDate	Oct. 27, 2023
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Oct. 27, 2023
Virtus Emerging Markets Opportunities Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOTAX
Virtus Emerging Markets Opportunities Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOTCX
Virtus Emerging Markets Opportunities Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOTIX
Virtus Emerging Markets Opportunities Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEMPX
Virtus Emerging Markets Opportunities Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEMOX
Virtus Income & Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZNAX
Virtus Income & Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZNCX
Virtus Income & Growth Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZNIX
Virtus Income & Growth Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIGPX
Virtus KAR Global Small-Cap Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGSAX
Virtus KAR Global Small-Cap Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGSCX
Virtus KAR Global Small-Cap Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGSCX
Virtus KAR Global Small-Cap Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARSPX
Virtus KAR Health Sciences Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAGHX
Virtus KAR Health Sciences Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCGHX
Virtus KAR Health Sciences Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLHIX
Virtus KAR Health Sciences Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAAEX
Virtus NFJ Dividend Value Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNEAX
Virtus NFJ Dividend Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNECX
Virtus NFJ Dividend Value Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NFJEX
Virtus NFJ Dividend Value Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADJPX
Virtus NFJ Dividend Value Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANDVX
Virtus NFJ Dividend Value Fund | Administrative Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANDAX
Virtus NFJ International Value Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFJAX
Virtus NFJ International Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFJCX
Virtus NFJ International Value Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANJIX
Virtus NFJ International Value Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFVPX
Virtus NFJ International Value Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANAVX
Virtus NFJ International Value Fund | Administrative Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIVAX
Virtus NFJ Large-Cap Value Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNBAX
Virtus NFJ Large-Cap Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNBCX
Virtus NFJ Large-Cap Value Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANVIX
Virtus NFJ Large-Cap Value Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALCPX
Virtus NFJ Large-Cap Value Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VAAGX
Virtus NFJ Large-Cap Value Fund | Administrative Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALNFX
Virtus NFJ Mid-Cap Value Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQNAX
Virtus NFJ Mid-Cap Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQNCX
Virtus NFJ Mid-Cap Value Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRNIX
Virtus NFJ Mid-Cap Value Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANRPX
Virtus NFJ Mid-Cap Value Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANPRX
Virtus NFJ Mid-Cap Value Fund | Administrative Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRAAX
Virtus NFJ Small-Cap Value Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCVAX
Virtus NFJ Small-Cap Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCVCX
Virtus NFJ Small-Cap Value Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVIX
Virtus NFJ Small-Cap Value Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASVPX
Virtus NFJ Small-Cap Value Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANFVX
Virtus NFJ Small-Cap Value Fund | Administrative Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVADX
Virtus Silvant Focused Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGWAX
Virtus Silvant Focused Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGWCX
Virtus Silvant Focused Growth Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGFIX
Virtus Silvant Focused Growth Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOGPX
Virtus Silvant Focused Growth Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFGFX
Virtus Silvant Focused Growth Fund | Administrative Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGFAX
Virtus Silvant Mid-Cap Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMDAX
Virtus Silvant Mid-Cap Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMDCX
Virtus Silvant Mid-Cap Growth Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRMCX
Virtus Silvant Mid-Cap Growth Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMPX
Virtus Silvant Mid-Cap Growth Fund | Administrative Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRMAX
Virtus Small-Cap Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZBAX
Virtus Small-Cap Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZBCX
Virtus Small-Cap Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZBIX
Virtus Small-Cap Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZBPX
Virtus Small-Cap Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASCFX
Virtus Zevenbergen Technology Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAGTX
Virtus Zevenbergen Technology Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCGTX
Virtus Zevenbergen Technology Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRGTX
Virtus Zevenbergen Technology Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARTPX
Virtus Zevenbergen Technology Fund | Administrative Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGTAX